Income Taxes - Summary of Composition of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current income tax expense	¥ 0		¥ 2,234	¥ 37
Deferred income tax expense/(benefit)	0		(466)	20
Income tax expense	¥ 0	$ 0	¥ 1,768	¥ 57